Impairment testing (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge on non financial assets			£ (11,413)
In-Process Research and Development ("IPRD") [Member] | Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge on non financial assets		£ 1,500
Description of goodwill and IPRD allocated to the acquired cash generating unit	CGU were valued as at 31 December 2018, 2017 and 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year (2017: 13-14 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 2% was used.	CGU were valued as at 31 December 2018, 2017 and 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year (2017: 13-14 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 2% was used.	CGU were valued as at 31 December 2018, 2017 and 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year (2017: 13-14 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 2% was used.